Deposits (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of Deposits [Abstract]
Demand deposits, noninterest-bearing	$ 42,554,000	$ 35,986,000
Demand deposits, interest-bearing	28,652,000	29,197,000
Money market deposits	107,321,000	93,743,000
Savings deposits	194,300,000	224,486,000
Time deposits, $250,000 or more	28,916,000	21,561,000
Other time deposits	225,875,000	216,579,000
Brokered time deposits	20,315,000	5,216,000
Total deposits	647,933,000	626,768,000
Scheduled maturities of certificates of deposit [Abstract]
2015	195,309,000
2016	40,438,000
2017	23,968,000
2018	11,841,000
2019	3,550,000
Thereafter	0
Total	275,106,000
Deposits from related parties	$ 4,964,000	$ 5,446,000